Concentration of Credit Risk	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Risks and Uncertainties [Abstract]
Concentration of Credit Risk	Concentration of Credit RiskFinancial instruments that potentially subject the Company to significant concentration of credit risk consist primarily of finance receivables. As of March 31, 2022, consumers living primarily in Florida, Texas and California made up approximately 14%, 13%, and 12%, respectively, of the gross amount of the Company’s portfolio of finance receivables. As of March 31, 2022, there were no other states that made up more than 10% or more of the gross amount of the Company’s portfolio of finance receivables. As of December 31, 2021, consumers living primarily in Florida, Texas and California made up approximately 14%, 14% and 11%, respectively, of the gross amount of the Company’s portfolio of finance receivables. Furthermore, such consumers’ ability to honor their installment contracts may be affected by economic conditions in these areas. The Company is also exposed to a concentration of credit risk inherent in providing alternate financing programs to borrowers who cannot obtain traditional bank financing.	Concentration of Credit RiskFinancial instruments that potentially subject the Company to significant concentration of credit risk consist primarily of finance receivables. As of December 31, 2021, consumers living primarily in Florida, Texas and California made up approximately 14%, 14%, and 11%, respectively, of the gross amount of the Company’s portfolio of finance receivables. As of December 31, 2021, there were no other states that made up more than 10% or more of the gross amount of the Company’s portfolio of finance receivables. As of December 31, 2020, consumers living primarily in Florida and Illinois made up approximately 14% and 13%, respectively, of the gross amount of the Company’s portfolio of finance receivables. Furthermore, such consumers’ ability to honor their installment contracts may be affected by economic conditions in these areas. The Company is also exposed to a concentration of credit risk inherent in providing alternate financing programs to borrowers who cannot obtain traditional bank financing.